Condensed Consolidated Statements of Cash Flows CAD in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities:
Net loss	$ (1,598)	$ (724)	$ (2,404)	$ (1,144)	$ (2,789)	$ (659)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss/(gain) on derivative	120	17	157	(26)	(48)	(1,237)
Stock-based compensation - contractors	286	17	342	30	88	0
Stock-based compensation - employees	461	111	502	111	615	97
Changes in operating assets and liabilities:
Prepaid assets	11	22	22	58	33	(28)
Other current assets	(1)	(2)	(3)	(4)	(2)	16
Accounts payable	71	120	52	48	(54)	(11)
Accrued liabilities	(38)	(31)	(31)	(42)	33	(40)
Net cash used in operating activities	(688)	(470)	(1,363)	(969)	(2,124)	(1,862)
Investing activity:
Net cash used in investing activity					0	0
Financing activities:
Issuance of units, options and warrants exercised	98	6	98	108
Issuance of shares, net of issuance costs					5,000	0
Issuance of shares, options exercise					6	48
Issuance of shares, warrants exercise					102	449
Private placement	7,571	5,000	7,571	5,000
Net cash provided by financing activities	7,669	5,006	7,669	5,108	5,108	497
Effect of exchange rate on cash and cash equivalents					0	0
Increase in cash and cash equivalents	6,981	4,536	6,306	4,139	2,984	(1,365)
Cash and cash equivalents - Beginning of period	3,251	545	3,926	942	942	2,307
Cash and cash equivalents - End of period	$ 10,232	$ 5,081	$ 10,232	$ 5,081	$ 3,926	$ 942